FAIR VALUE MEASUREMENTS (Details) - Recurring ¥ in Thousands	Sep. 30, 2021 CNY (¥)
Liabilities:
Warrant liabilities	¥ 1,815,265
Forward contract liabilities	547,985
Total	2,363,250
Non-observable input (Level 3)
Liabilities:
Warrant liabilities	1,815,265
Forward contract liabilities	547,985
Total	¥ 2,363,250